Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2021
Ifrs Statement [Line Items]
Schedule for risks, origination and management

Risks	Origin of the exhibition	Management
Market Risk - Exchange Rate	Financial instruments and other financial liabilities that are not denominated in US$	Swap and forward operations
Market risk - Interest rate	Loans and financing indexed to different interest rates including, but not limited to, LIBOR and CDI	Swap operations
Market risk - Product and input prices	Volatility of commodity and input prices	Forward operations and option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2021	December 31, 2020	Bought / Sold	Average strike (US$/bbl)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2021	2022

Brent crude oil (bbl)
Call options	762,000	13,746,945	B	81	7	92	175	1	7
Put options	762,000	13,746,945	S	55	(2)	(12)	—	—	(2)

Forward Freight Agreement (days)
Freight forwards (days)	330	1,625	B	23,650	1	4	30	—	1

Schedule of derivatives effects on statement of financial position

	Assets
	December 31, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
IPCA swap	41	—	7	38
Eurobond's swap	—	—	—	3
Pre-dollar swap and forward transactions	20	9	—	9
Libor swap	1	11	—	—
	62	20	7	50

Commodities price risk
Base metals products	28	—	30	—
Gasoil, Brent and freight	8	—	97	—
	36	—	127	—
Others	13	—	—	16
	13	—	—	16
Total	111	20	134	66

	Liabilities
	December 31, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	151	440	111	525
IPCA swap	6	113	72	100
Eurobond's swap	—	—	4	—
Pre-dollar swap and forward transactions	57	38	63	58
Libor swap	—	1	1	6
	214	592	251	689
Commodities price risk
Base metals products	27	—	46	—
Gasoil, Brent and freight	2	—	13	—
	29	—	59	—
Others	—	—	18	—
	—	—	18	—
Total	243	592	328	689

	December 31, 2021	December 31, 2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(591)	(636)
IPCA swap	(78)	(127)
Eurobond's swap	—	(1)
Pre-dollar swap and forward transactions	(66)	(112)
Libor swap (i)	11	(7)
	(724)	(883)
Commodities price risk
Base metals products	1	(16)
Gasoil, Brent and freight	6	84
	7	68
Others	13	(2)
	13	(2)
Total	(704)	(817)

Schedule of effects of derivatives on income statement and cash flow

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2021	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(155)	(746)	(39)
IPCA swap	28	(262)	118
Eurobonds swap	(28)	28	(39)
Pre-dollar swap and forward transactions	(20)	(160)	2
Libor swap	16	(7)	—
	(159)	(1,147)	42
Commodities price risk
Base metals products	(2)	10	58
Gasoil, Brent and freight	127	(134)	42
	125	(124)	100

Others	11	61	102
	11	61	102
Total	(23)	(1,210)	244

	Financial settlement inflows (outflows)
	Year ended December 31,
	2021	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(142)	(141)	(381)
IPCA swap	(18)	—	(28)
Eurobonds swap	(29)	(6)	(5)
Pre-dollar swap and forward transactions	(79)	(49)	8
Libor swap	(2)	—	—
	(270)	(196)	(406)
Commodities price risk
Base metals products	—	8	48
Gasoil, Brent and freight	205	(206)	2
	205	(198)	50
Others	—	68	21

Derivatives designated as cash flow hedge accounting
Nickel	(67)	292	11
Palladium	5	—	—
Coal	(70)	—	—
	(132)	292	11
Total	(197)	(34)	(324)

Schedule of effects of derivatives on other comprehensive income

	Gain(loss) recognized in the other comprehensive income
	Year ended December 31,
	2021	2020	2019
Net investments hedge	(118)	(578)	(74)
Cash flow hedge (Nickel and Palladium)	3	(105)	102

Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(461)	(945)	(1,429)
	US$ interest rate inside Brazil decrease	(461)	(493)	(526)
	Brazilian interest rate increase	(461)	(497)	(534)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(129)	(204)	(279)
	US$ interest rate inside Brazil decrease	(129)	(132)	(136)
	Brazilian interest rate increase	(129)	(139)	(147)
	TJLP interest rate decrease	(129)	(135)	(140)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(63)	(324)	(585)
	US$ interest rate inside Brazil decrease	(63)	(73)	(83)
	Brazilian interest rate increase	(63)	(103)	(139)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(118)	(216)	(315)
	US$ interest rate inside Brazil decrease	(118)	(124)	(132)
	Brazilian interest rate increase	(118)	(135)	(153)
	IPCA index decrease	(118)	(127)	(136)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA swap vs. CDI swap	Brazilian interest rate increase	41	39	36
	IPCA index decrease	41	40	38
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(40)	(38)

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	11	3	(5)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	(3)	5

NDF BRL/USD	R$ depreciation	(4)	(245)	(487)
	US$ interest rate inside Brazil decrease	(4)	(11)	(17)
	Brazilian interest rate increase	(4)	(29)	(52)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Instrument	Instrument's main risk events	Probable	Scenario I	Scenario II
Fuel oil protection
Options	Price input decrease	5	(4)	(14)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	4	14

Forward Freight Agreement
Forwards	Freight price decrease	1	(1)	(3)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	1	3

Nickel sales fixed price protection
Forwards	Nickel price decrease	1	—	(2)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	—	2

Hedge program for products acquisition for resale (tons)
Forwards	Nickel price increase	(1)	(5)	(11)
Protected item: Part of revenues from products for resale	Nickel price increase	n.a.	5	11

Nickel Revenue Hedging Program
Options	Nickel price increase	(26)	(233)	(440)
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	233	440

Palladium Revenue Hedging Program
Options	Palladium price increase	25	10	(2)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	(10)	2

Option - SPCs	SPCs stock value decrease	13	3	—

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	(1)	(22)	(44)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(4)	(8)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(3)

Summary of ratings published by Moody's regarding the main financial institutions

	December 31, 2021		December 31, 2020
	Cash and cash		Cash and cash
	equivalents		equivalents
	and		and
	investment	Derivatives	investment	Derivatives
Aa1	128	—	92	—
Aa2	285	15	363	14
Aa3	495	34	1,147	37
A1	1,145	3	2,574	21
A2	3,478	39	4,760	55
A3	1,518	20	540	40
Baa1	90	—	4	—
Baa2	10	—	2	—
Ba2 (i)	2,763	5	2,932	2
Ba3 (i)	1,988	—	1,842	4
Others	5	15	2	27
	11,905	131	14,258	200

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	December 31, 2021	December 31, 2020
Cash and cash equivalents (note 23)	11,721	13,487
Short-term investments (note 23)	184	771
Restricted cash	117	38
Judicial deposits (note 28)	1,220	1,268
Derivative financial instruments	131	200
Investments in equity securities (note 14a)	6	757
Related parties - Loans (note 31)	—	1,118
Total	13,379	17,639

Eurobonds with derivative offset
Ifrs Statement [Line Items]
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2021		2020		Index	rate	2021	2020	2021	2021	2022	2023	2024+
CDI vs. US$ fixed rate swap							(461)	(473)	(65)	40	(105)	(64)	(292)
Receivable	R$	8,142	R$	9,445	CDI	100.40%
Payable	US$	1,906	US$	2,213	Fix	2.54%
TJLP vs. US$ fixed rate swap							(130)	(163)	(52)	6	(46)	(13)	(71)
Receivable	R$	1,192	R$	1,651	TJLP +	1.10%
Payable	US$	320	US$	460	Fix	3.19%
R$ fixed rate vs. US$ fixed rate swap							62	(111)	(87)	22	(51)	(6)	(5)
Receivable	R$	5,730	R$	2,512	Fix	3.82%
Payable	US$	1,084	US$	621	Fix	1.58%
IPCA vs. US$ fixed rate swap							(118)	(173)	(57)	8	(5)	(13)	(100)
Receivable	R$	1,508	R$	2,363	IPCA +	4.54%
Payable	US$	373	US$	622	Fix	3.88%
IPCA vs. CDI swap							40	45	7	—	40	—	—
Receivable	R$	769	R$	694	IPCA +	6.63%
Payable	R$	1,350	R$	550	CDI	98.76%
EUR fixed rate vs. US$ fixed rate swap							—	(1)	(29)	—	—	—	—
Receivable		—	EUR	500	Fix	0.00%
Payable		—	US$	613	Fix	0.00%
Forward	R$	6,013	R$	916	B	5.57	(4)	(1)	15	20	15	(9)	(10)

Libor floating interest rate US$ denominated debt
Ifrs Statement [Line Items]
Schedule of protection program

									Financial
									Settlement
									Inflows	Value at
	Notional						Fair value		(Outflows)	Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2021		2020		Index	rate	2021	2020	2021	2021	2022	2023	2024+
Libor vs. US$ fixed rate swap							11	(7)	(1)	2	1	8	2
Receivable	US$	950	US$	950	Libor	0.13%
Payable	US$	950	US$	950	Fix	0.48%

Protection programs for base metals raw materials and products - Nickel revenue hedging program
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)				Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/ton)	2021	2020	2021	2021	2022
Nickel Revenue Hedge Program
Call options	—	58,620	S	—	—	(46)	(67)	—	—
Put options	—	58,620	B	—	—	28	—	—	—
Forward	39,575	—	S	20,008	(26)	—	—	23	(26)
Total					(26)	(18)	(67)	23	(26)

Protection programs for base metals raw materials and products - Palladium revenue hedging program
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (t oz)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/t oz)	2021	2020	2021	2021	2022
Palladium Revenue Hedge Program
Call Options	44,228	7,200	S	3,370	(1)	(1)	—	2	(1)
Put Options	44,228	7,200	B	2,436	26	—	5	15	26
Total					25	(1)	5	17	25

Metallurgical Coal Revenue Hedge Program
Ifrs Statement [Line Items]
Schedule of protection program

						Financial
						settlement		Fair
						Inflows		Value by
	Notional (ton)			Fair Value		(Outflows)	Risk Value	year
	December	December		December 31,	December	December	December
Flow	31, 2021	31, 2020	Buy / Sell	2021	31, 2020	31, 2021	31, 2021	2022
Metallurgical Coal Revenue Hedge Program	—	—	S	—	—	(8)	—	—

Thermal coal revenue Hedge Program
Ifrs Statement [Line Items]
Schedule of protection program

						Financial
						settlement		Fair
						Inflows		value by
	Notional (ton)			Fair Value		(Outflows)	Risk Value	year
	December	December	Bought /	December 31,	December	December	December
Flow	31, 2021	31, 2020	Sold	2021	31, 2020	31, 2021	31, 2021	2022
Thermal coal revenue Hedge Program
New Castle	—	—	S	—	—	(43)	—	—
API4	—	—	S	—	—	(18)	—	—
Total				—	—	(61)	—	—

Embedded derivatives -forward contracts
Ifrs Statement [Line Items]
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional			Average	Fair value		(Outflows)	Value at Risk	Fair value
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/bbl)	2021	2020	2021	2021	2022+
Option related to a Special Purpose Entity “SPE” (quantity)
Call option	137,751,623	137,751,623	B	3.12	13	18	—	2	13

Embedded derivative in natural gas purchase agreement (volume/month)
Call options	729,571	746,667	S	233	(1)	—	3	1	(1)

Embedded derivative in raw material purchase contract (tons)
Nickel forwards	4,269	1,497	S	19,817	(1)	2	—	2	(1)
Copper forwards	1,603	1,009	S	9,571	—	—	—	—	—

Minimum return guarantee on part of the stake in an associate sold to investment fund
Put option	—	—	S	—	—	(19)	—	—	—

Fixed price sales protection (ton)
Nickel forwards	342	—	B	16,284	1	—	2	—	1

Hedge program for products acquisition for resale (tons)
Nickel forwards	1,206	—	S	20,055	(1)	—	1	1	(1)